UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -----------------

Check here if Amendment [ X ]; Amendment Number:  1
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      James Morgan Rutman
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Address:   c/o Harvest Management, L.L.C.
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           600 Madison Avenue, 11th Floor
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           New York, New York 10022
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Form 13F File Number:  28-2854
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Morgan Rutman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     212-644-2202
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Signature, Place, and Date of Signing:


/s/ James Morgan Rutman       New York, New York       08/27/02
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      5
                                               -------------

Form 13F Information Table Entry Total:                 6
                                               -------------

Form 13F Information Table Value Total:           $40,298
                                               -------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.            Form 13F File Number         Name
    1              28-6362              Laurence D. Belfer
   ---            -----------        ----------------------------
    2              28-7384              Nathaniel Bohrer
   ---            -----------        ----------------------------
    3              28-7750              Marjorie Gochberg Kellner
   ---            -----------        ----------------------------
    4              28-7748              Harvest Advisors, L.L.C.
   ---            -----------        ----------------------------
    5              28-06505             Harvest Management, L.L.C.
   ---            -----------        ----------------------------

Mr. Rutman shares investment discretion with and is reporting on behalf of Mr. Belfer, Mr. Nathaniel Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to certain of the accounts holding the securities reported herein, Mr. Rutman, Mr. Belfer, Mr. Nathaniel Bohrer and Ms. Gochberg Kellner exercise investment discretion through one or more institutional investment managers, including Harvest Management, L.L.C. and Harvest Advisors, L.L.C. Harvest Advisors, L.L.C. is filing a Form 13-F simultaneously herewith.


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

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
-------------------------------- ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- -------
CENDANT CORP                    COMMON STOCK      151313103    5665   356732  SH        OTHER   01 02 03 04         356732

TRIGON HEALTHCARE INC           COMMON STOCK      89618L100   16744   166478  SH        OTHER   01 02 03 05         166478

VIACOM INC                      CL B              925524308    5937   133817  SH        OTHER   01 02 03 04         133817

ANTHEM INC                      PUT               03674B104   9,588     5100  SH   PUT  OTHER   01 02 03 04           5100

TYCO INTERNATIONAL LTD          CALL              902124906     161    11900  SH   CALL OTHER   01 02 03 05          11900
TYCO INTERNATIONAL LTD          PUT               902124956    2203   163100  SH   PUT  OTHER   01 02 03 05         163100


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